Management of financial risks, financial instruments, and other risks (Details 4) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Brazilian Risk Free Curve [Member]
IfrsStatementLineItems [Line Items]
Nu Financeira	[1]	$ (41)	$ 4
I P C A Coupon [Member]
IfrsStatementLineItems [Line Items]
Nu Financeira	[1]	(5)	(2)
Mexican Risk Free Curve [Member]
IfrsStatementLineItems [Line Items]
Nu Mexico		(11)
U S Risk Free Curve [Member]
IfrsStatementLineItems [Line Items]
Nu Holdings		$ (121)	$ (103)

[1]	Includes Nu Financeira and its subsidiaries Nu Invest and Nu DTVM.